Inventories	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Inventories
Note 17- Inventories

	December 31,
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Finished products	56,348	(*) 65,267	17,527
Inventory in transit	6,167	9,024	1,918
Less – Provision of slow-moving inventory	(3,001)	(*) (2,743)	(934)
	59,514	71,548	18,511

The Company records a provision for slow moving inventory in respect of inventory items estimated by management not to be realized due to expiration date. The slow-moving inventory is based on the historic realization rate of the respective item as well as on management's estimate with respect to its future realization rate.

(*) reclassified